TRADE AND OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	As of June 30, 2024	As of December 31, 2023
Current
Trade receivables, net	18,116	19,012
Prepayments	1,572	1,802
Accrued revenue	117	116
Deposits	229	157
Other receivables	773	851
	20,807	21,938

	As of June 30, 2024	As of December 31, 2023
Trade receivables, gross	20,204	20,769
Credit loss allowance	(2,088)	(1,757)
Trade receivables, net	18,116	19,012